Investments - Summary of investments by company (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Investment [Line Items]
Associated entities	€ 7,447	€ 6,609	[1]	€ 4,197
Investments in joint ventures	1,325	979	[1]	1,987
Wizink Bank, S.A.
Investment [Line Items]
Investments in joint ventures	0	0		1,017
Santander Securities Services Latam Holding, S.L.
Investment [Line Items]
Investments in joint ventures	349	0		0
Union De Creditos Inmobiliarios SA EFC [Member]
Investment [Line Items]
Investments in joint ventures	206	202		207
Aegon Santander Seguros
Investment [Line Items]
Investments in joint ventures	170	163		186
Other joint venture companies
Investment [Line Items]
Investments in joint ventures	600	614		577
Merlin Properties, SOCIMI, S.A.
Investment [Line Items]
Associated entities	1,511	1,358		1,242
Project Quasar Investments 2017, S.L.
Investment [Line Items]
Associated entities	1,351	1,701		0
Metrovacesa, S.A.
Investment [Line Items]
Associated entities	1,226	1,255		0
Caceis
Investment [Line Items]
Associated entities	1,010	0		0
Zurich Santander Insurance America S.L.
Investment [Line Items]
Associated entities	1,009	961		988
Testa Residencial, SOCIMI, S.A.
Investment [Line Items]
Associated entities	0	0		651
Allianz Popular, S.L.
Investment [Line Items]
Associated entities	409	431		438
Santander Insurance
Investment [Line Items]
Associated entities	402	392		358
Other associated companies
Investment [Line Items]
Associated entities	€ 529	€ 511		€ 520

[1]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).